Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Significant Components of Income Tax Expense (Benefit)

The significant components of income tax expense for the years ended December 31, 2020, 2019 and 2018 are summarized as follows:

	2020	2019	2018
	(dollars in thousands)
Current tax expense:
Federal	$2,203	$662	$524
State	285	94	94
Total	2,488	756	618
Deferred tax expense (benefit):
Federal	(122)	26	(47)
State	(29)	(11)	8
Total	(151)	15	(39)
Net provision for income taxes	$2,337	$771	$579

Provision for Income Taxes and the Amounts Computed by Applying the Statutory Federal Income Tax Rate of 34% to Income Before Income Taxes

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 21% to income before income taxes is summarized below:

	2020	2019	2018
	(dollars in thousands)
Tax computed at the statutory federal rate	$2,193	$810	$642
Increases (decrease) resulting from:
Tax exempt interest, net	(207)	(133)	(143)
State income taxes, net of federal benefit	202	65	80
Executive compensation limitation	161	—	—
Revalue of deferred tax assets	—	—	—
Other	(12)	29	—
Provision for income taxes	$2,337	$771	$579

Significant Components of Deferred Taxes	Significant components of deferred taxes at December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$1,036	$478	$545
Deferred compensation	1,048	1,078	1,012
Other	88	89	104
Lease liability	588	462	—
Net unrealized loss on securities available for sale	—	—	505
Total deferred tax assets	2,760	2,107	2,166
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(1,242)	(96)	—
Premises and equipment	(184)	(184)	(159)
Deferred loans fees and costs	(316)	(159)	(163)
Loan servicing	(220)	(92)	(99)
ROU asset	(560)	(447)	—
2016-01 unrealized gain	(104)	—	—
Total deferred tax liabilities	(2,626)	(978)	(421)
Net recorded deferred tax asset	$134	$1,129	$1,745